UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 1.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC),
6.00%, 6/01/39	$2,330	$2,725,797
Selma IDB, RB, International Paper Company Project, Series A,
5.38%, 12/01/35	565	624,517

		3,350,314

Arizona – 0.6%
Arizona Board of Regents, University of Arizona, Refunding RB, Series A,
5.00%, 6/01/42	1,000	1,144,200

California – 16.9%
California Educational Facilities Authority, RB, University of Southern California, Series A,
5.25%, 10/01/38	2,895	3,413,610
California Health Facilities Financing Authority, RB, Sutter Health, Series B,
6.00%, 8/15/42	1,730	2,079,131
Central Unified School District, GO, Election of 2008, Series A (AGC),
5.63%, 8/01/33	1,325	1,530,706
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,751,696
5.75%, 3/01/34	2,180	2,529,323
City of Sunnyvale California, Refunding RB,
5.25%, 4/01/40	1,605	1,853,037
County of Sacramento California, ARB, Senior Series A (AGC),
5.50%, 7/01/41	2,100	2,438,037
Los Angeles Community College District California, GO, Election of 2008, Series C,
5.25%, 8/01/39	1,000	1,213,280
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1,
5.25%, 7/01/38	1,575	1,810,321
Oceanside Unified School District California, GO, Series A (AGC),
5.25%, 8/01/33	1,825	2,044,548
Redondo Beach Unified School District, GO, Election of 2008, Series E,
5.50%, 8/01/34	1,335	1,597,047
San Bernardino Community College District, GO, Election of 2002, Series A,
6.25%, 8/01/33	1,250	1,514,725
San Pablo Joint Powers Financing Authority California, Tax Allocation Bonds, Refunding, CAB (NPFGC)(a):
5.56%, 12/01/24	2,635	1,376,893
5.62%, 12/01/25	2,355	1,156,517
5.66%, 12/01/26	2,355	1,088,717
State of California, GO, Refunding, Tax Exempt, Refunding Various Purpose,
5.00%, 9/01/41	2,765	3,115,989
Ventura County Community College District, GO, Election of 2002, Series C,
5.50%, 8/01/33	1,850	2,194,451

		33,708,028

Colorado – 1.7%
City & County of Denver Colorado, Refunding ARB, Aviation Airport System Revenue, Series B,
5.00%, 11/15/37	910	1,045,863
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM),
6.00%, 5/15/26	1,900	2,259,119

		3,304,982

District of Columbia – 1.2%
District of Columbia Water & Sewer Authority, Refunding RB, Series A,
5.50%, 10/01/39	2,000	2,325,440

Florida – 7.2%
City of Jacksonville Florida, Refunding RB, Better Jacksonville, Series A,
5.00%, 10/01/30	1,135	1,324,216
County of Lee Florida, Refunding ARB, Series A, AMT,
5.38%, 10/01/32	1,500	1,685,415
Jacksonville Florida Port Authority, Refunding RB, AMT,
5.00%, 11/01/38	1,265	1,374,751
Orange County School Board, COP, Series A (AGC),
5.50%, 8/01/34	4,645	5,373,661
Tohopekaliga Water Authority, Refunding RB, Series A,
5.25%, 10/01/36	3,995	4,663,084

		14,421,127

Illinois – 14.5%
Chicago Illinois Board of Education, GO, Series A:
5.50%, 12/01/39	2,000	2,338,020
5.00%, 12/01/42	2,835	3,109,400
Chicago Illinois Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	2,000	2,324,140
Sales Tax Receipts Revenue, 5.25%, 12/01/36	635	732,866
Sales Tax Receipts Revenue, 5.25%, 12/01/40	1,810	2,072,486
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien:
Series A, 5.75%, 1/01/39	1,145	1,348,615
Series C, 6.50%, 1/01/41	5,225	6,756,709

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Sales Tax Revenue, Refunding RB, Series A,
5.25%, 1/01/38	$795	$917,207
City of Chicago Illinois Waterworks Revenue, Refunding RB, Second Lien,
5.00%, 11/01/42	1,425	1,611,533
Cook County Forest Preserve District, GO, Series C,
5.00%, 12/15/32	580	667,998
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B,
5.00%, 12/15/32	270	310,964
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Project, Series B,
5.00%, 12/15/28	2,045	2,393,325
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,671,472
6.00%, 6/01/28	400	480,364
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/28	2,000	2,357,920

		29,093,019

Indiana – 3.6%
Indiana Finance Authority Waste Water Utility, RB, CWA Authority, First Lien, Series A,
5.00%, 10/01/41	1,855	2,095,408
Indianapolis Local Public Improvement Bond Bank, RB, Series F,
5.25%, 2/01/36	3,055	3,554,828
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	1,430	1,623,279

		7,273,515

Kansas – 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group,
5.00%, 11/15/32	2,130	2,467,413

Massachusetts – 0.4%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J,
5.00%, 7/01/42	675	786,827

Michigan – 4.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien (AGM):
Series B, 7.50%, 7/01/33	750	937,192
Series C-1, 7.00%, 7/01/27	4,810	5,928,421
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,910	2,442,241

		9,307,854

Minnesota – 0.8%
City of Minneapolis Minnesota, Refunding RB, Series B (AGC),
6.50%, 11/15/38	1,325	1,627,378

Mississippi – 2.0%
Mississippi Development Bank, Refunding RB:
Jackson Mississippi Water and Sewer, Series A (AGM), 5.00%, 9/01/30	2,940	3,426,511
Jackson Public School District Project, 5.00%, 4/01/28	570	649,920

		4,076,431

Nevada – 3.5%
Clark County Water Reclamation District, GO, Series A,
5.25%, 7/01/34	1,500	1,801,680
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	3,410	3,838,330
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	1,360	1,424,396

		7,064,406

New Jersey – 8.3%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	3,575	3,776,952
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC),
5.50%, 7/01/38	2,100	2,343,285
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,780	2,068,591
Series A (AGC), 5.63%, 12/15/28	3,170	3,779,211
Series B, 5.25%, 6/15/36	1,000	1,146,320
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/27	2,000	2,325,420
5.00%, 11/01/28	1,000	1,157,860

		16,597,639

New York – 7.9%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	2,510	2,995,208
New York City Municipal Water Finance Authority, Refunding RB:
Fiscal 2009, Series EE, 5.25%, 6/15/40	3,410	3,940,187

2	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority, Refunding RB (concluded):
Water & Sewer System, Second General Resolution Series EE, 5.38%, 6/15/43	$1,305	$1,531,665
New York State Dormitory Authority, RB, Series B:
5.00%, 3/15/37	3,350	3,878,228
5.00%, 3/15/42	2,000	2,289,600
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/37	1,050	1,191,225

		15,826,113

North Carolina – 1.2%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A,
5.00%, 6/01/32	2,045	2,404,859

Ohio – 1.3%
Ohio State University, RB, General Receipts Special Purpose, Series A:
5.00%, 6/01/38	905	1,056,009
5.00%, 6/01/43	1,360	1,572,595

		2,628,604

Puerto Rico – 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.38%, 8/01/39	2,115	2,379,417

Texas – 27.4%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus,
5.25%, 8/01/33	2,500	2,859,950
City of Houston Texas, Refunding RB, Combined First Lien, Series A (AGC),
6.00%, 11/15/35	4,000	4,874,880
Dallas Area Rapid Transit, Refunding RB, Senior Lien,
5.25%, 12/01/38	2,600	3,009,760
Dallas Fort Worth International Airport, ARB, Series H, AMT,
5.00%, 11/01/42	5,610	6,054,817
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT,
5.00%, 11/01/35	3,000	3,277,440
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B,
7.25%, 12/01/35	600	747,498
Katy ISD Texas, GO, Refunding, Unlimited Tax School Building, Series A (PSF-GTD),
5.00%, 2/15/42	1,135	1,311,595
North Texas Tollway Authority, RB, Special Projects System, Series A,
5.50%, 9/01/41	4,250	5,059,285
North Texas Tollway Authority, Refunding RB, System, First Tier (NPFGC):
5.75%, 1/01/40	4,885	5,617,555
Series A, 5.63%, 1/01/33	6,585	7,534,623
Series B, 5.75%, 1/01/40	6,275	7,215,999
Series B, 5.00%, 1/01/42	1,020	1,137,116
Texas Tech University, Refunding RB, Improvement Bonds Fourteenth, Series A,
5.00%, 8/15/31	1,765	2,078,605
Texas Transportation Commission, Refunding RB, First Tier, Series A,
5.00%, 8/15/41	670	739,459
University of Texas System, Refunding RB, Series B,
5.00%, 8/15/43	2,755	3,236,574

		54,755,156

Utah – 2.0%
Utah Transit Authority, Refunding RB, Series 2012,
5.00%, 6/15/42	3,500	3,955,070

Virginia – 2.5%
Fairfax County IDA, RB, Series A,
5.00%, 5/15/40	1,045	1,187,873
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/18(b)	1,300	1,715,038
Virginia Resources Authority, RB,
5.00%, 11/01/42	1,870	2,177,166

		5,080,077

Washington – 4.2%
City of Seattle Washington, Refunding RB, Series A,
5.25%, 2/01/36	1,375	1,607,444
State of Washington, GO, Various Purpose, Series B,
5.25%, 2/01/36	1,075	1,265,124
Washington Higher Education Facilities Authority, Refunding RB, The University of Puget Sound Project, Series A,
5.00%, 10/01/42	5,000	5,579,950

		8,452,518

Wisconsin – 1.3%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Alliance, Series D,
5.00%, 11/15/41	1,880	2,117,425
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, Series A,
5.00%, 4/01/42	475	533,815

		2,651,240

Total Municipal Bonds – 117.3%		234,681,627

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)	Par (000)	Value
Alabama – 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC),
5.00%, 1/01/31	$2,120	$2,308,108

California – 2.3%
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM),
5.50%, 7/01/35	3,149	3,539,467
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/37	1,000	1,159,336

		4,698,803

Colorado – 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM),
5.10%, 10/01/41	5,610	6,118,154

District of Columbia – 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A,
6.00%, 10/01/35(d)	1,040	1,262,574

Florida – 7.7%
City of St. Petersburg Florida, Refunding RB (NPFGC),
5.00%, 10/01/35	4,302	4,671,705
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1,
6.00%, 7/01/38	7,500	8,867,775
County of Miami-Dade Florida, RB, Transit System, Sales Surtax Revenue,
5.00%, 7/01/42	1,000	1,125,400
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae),
6.00%, 9/01/40	720	761,227

		15,426,107

Georgia – 2.1%
Augusta-Richmond County Georgia, RB, Water & Sewer (AGM),
5.25%, 10/01/34	4,000	4,274,920

Illinois – 1.4%
City of Chicago Illinois, Refunding RB, Second Lien (AGM),
5.25%, 11/01/33	2,509	2,900,354

Kentucky – 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/27	1,406	1,625,442

Massachusetts – 6.2%
Massachusetts School Building Authority, RB:
Senior, Series B, 5.00%, 10/15/41	3,060	3,528,241
Series A (AGM), 5.00%, 8/15/15(b)	1,032	1,135,465
Series A (AGM), 5.00%, 8/15/30	6,976	7,675,709

		12,339,415

Nevada – 5.3%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	6,041,750
Series B, 5.50%, 7/01/29	3,749	4,579,666

		10,621,416

New Jersey – 1.3%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC,
5.25%, 10/01/29	2,291	2,543,253

New York – 10.4%
New York City Municipal Water Finance Authority, Refunding RB, Series FF,
5.00%, 6/15/45	2,379	2,711,182
New York City Transitional Finance Authority, RB:
Building Aid Revenue, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,571,086
Future Tax Secured, Fiscal 2012, Series E, Sub-Series E-1, 5.00%, 2/01/42	1,760	2,021,955
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction,
5.25%, 12/15/43	4,530	5,211,875
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	2,660	3,155,771
New York State Dormitory Authority, RB, General Purpose, Series C,
5.00%, 3/15/41	5,325	6,046,378

		20,718,247

Puerto Rico – 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	1,820	1,979,869

Texas – 1.9%
Waco Educational Finance Corp., Refunding RB, Baylor University,
5.00%, 3/01/43	3,255	3,727,398

Utah – 0.6%
City of Riverton Utah Hospital, RB, IHC Health Services Inc.,
5.00%, 8/15/41	1,005	1,111,932

4	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)	Par (000)	Value
Washington – 3.8%
City of Bellevue Washington, GO, Refunding (NPFGC),
5.50%, 12/01/14(b)	$4,002	$4,380,038
University of Washington, Refunding RB, Series A,
5.00%, 7/01/41	2,819	3,281,484

		7,661,522

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 49.7%		99,317,514

Total Long-Term Investments (Cost – $304,036,490) – 167.0%		333,999,141

Short-Term Securities	Shares
Money Market Fund – 0.3%
FFI Institutional Tax-Exempt Fund,
0.01%(e)(f)	693,667	693,667

Short-Term Securities	Par (000)
Connecticut – 0.3%
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA),
0.12%, 2/01/13(g)	$500	500,000

Total Short-Term Securities (Cost – $1,193,667) – 0.6%		1,193,667

Total Investments (Cost – $305,230,157*) – 167.6%		335,192,808
Other Assets Less Liabilities – 1.3%		2,641,374
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (25.4)%		(50,781,775)
VMTP Shares, at Liquidation Value – (43.5)%		(87,000,000)

Net Assets Applicable to Common Shares – 100.0%		$200,052,407

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$254,496,508

Gross unrealized appreciation	$30,296,121
Gross unrealized depreciation	(354,418)

Net unrealized appreciation	$29,941,703

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $520,170.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	22,670	670,997	693,667	$40

(f)	Represents the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	Ginnie Mae	Government National Mortgage Association
	IDA	Industrial Development Authority
	IDB	Industrial Development Board
	ISD	Independent School District
	NPFGC	National Public Finance Guarantee Corp.
	PSF-GTD	Permanent School Fund Guaranteed
	RB	Revenue Bonds
	S/F	Single-Family
	SBPA	Stand-by Bond Purchase Agreements
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$333,999,141	–	$333,999,141
Short-Term Securities	$693,667	500,000	–	1,193,667

Total	$693,667	$334,499,141	–	$335,192,808

[1]	See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(80,924)	—	$(80,924)
TOB trust certificates	—	(50,754,597)	—	(50,754,597)
VMTP Shares	—	(87,000,000)	—	(87,000,000)

Total	—	$(137,835,521)	—	$(137,835,521)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Quality Fund, Inc.

Date: March 26, 2013